Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt and Average Interest Rates on Debt Outstanding
Debt and the average interest rates on debt outstanding were as follows:

In millions	Average interest rate at December 31, 2014	Maturity year	December 31
			2014	2013
Commercial paper	0.679%	2019	$987.6	$528.9
Revolving credit facilities	1.421%	2019	9.8	—
Senior notes - fixed rate	1.350%	2015	350.0	350.0
Senior notes - fixed rate	1.875%	2017	350.0	350.0
Senior notes - fixed rate	2.650%	2019	250.0	250.0
Senior notes - fixed rate	5.000%	2021	500.0	500.0
Senior notes - fixed rate	3.150%	2022	550.0	550.0
Capital lease obligations	6.195%	2015	6.7	21.5
Total debt			3,004.1	2,550.4
Less: Current maturities and short-term borrowings			(6.7)	(2.5)
Long-term debt			$2,997.4	$2,547.9

Debt Outstanding Matures on Calendar Year Basis
Debt outstanding at December 31, 2014 matures on a calendar year basis as follows:

In millions	2015	2016	2017	2018	2019	Thereafter	Total
Contractual debt obligation maturities	$—	$—	$350.0	$—	$1,597.4	$1,050.0	$2,997.4
Capital lease obligations	6.7	—	—	—	—	—	6.7
Total maturities	$6.7	$—	$350.0	$—	$1,597.4	$1,050.0	$3,004.1